Description of Business and Organization - Schedule of Detailed of Subsidiaries (Details) (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
VR Global Limited [Member]
Place and date of incorporation	Hong Kong, July 21, 2017
Particulars of issued capital	1 share of ordinary share of HK$1 each
Principal activities	Investment holding
Hero Central Dot Com Sdn Bhd [Member]
Place and date of incorporation	Malaysia, April 17, 2017
Particulars of issued capital	2 shares of ordinary share of RM 1 each
Principal activities	Theme park operator and information technology software development
US VR Global Inc. [Member]
Place and date of incorporation	Labuan, July 13, 2017
Particulars of issued capital	1 share of ordinary share of US$1 each
Principal activities	Investment holding